Accounts Receivables, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivables - equipment and engineering	$ 3,222,350	$ 2,953,585
Accounts receivables - financial service	1,307,012
Less: allowance for doubtful accounts	(1,504,831)	(297,740)	$ (296,302)
Accounts receivable, net	$ 3,024,531	$ 2,655,845